Derivatives - Offsetting (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross amounts of recognized, asset	[1]	$ 29,889	$ 17,716
Gross amount offset in the balance sheet		0	0
Net amounts of asset/ liabilities presented in the balance sheet, asset		29,889	17,716
Gross amounts not offset in the balance sheet, financial instruments, asset		(258)	0
Gross amounts not offset in the balance sheet, cash collateral received/ pledged		(37,262)	(34,764)
Net amount, asset		(7,631)	(17,048)
Gross amounts of recognized, liability	[1]	(17,489)	(18,225)
Gross amount offset in the balance sheet		0	0
Net amounts presented in the balance sheet, liability		(17,489)	(18,225)
Gross amounts not offset in the balance sheet, financial instruments, liability		258	0
Gross amounts not offset in the balance sheet, cash collateral received		15,978	1,671
Net amount, liability		$ (1,253)	$ (16,554)

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.